Chapman & Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603-4080

March 14, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Unit Trusts, Series 133 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933, as amended (the “Securities Act”) of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on March 14, 2016, on behalf of Nuveen Securities, LLC (the “Sponsor”).

The Fund is expected to be comprised of the following unit investment trusts: Zacks Select Equities Blend Portfolio, 2Q 2016 (“Zacks Select Equities Blend Trust”) and Zacks Select Equity Income Portfolio, 2Q 2016 (“Zacks Select Equity Income Trust”) (each, a “Trust” and together, the “Trusts”). Each Trust will invest in a portfolio of equity securities. We asked that the Securities and Exchange Commission (the “Commission”) review the Trusts.

We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-08103) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP